Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net and comprehensive loss	$ 3,271	$ 1,338
Temporary difference of expense in connection with the working capital received as part of the reverse merger		271
Temporary differences of expense in connection with employees benefits	41	42
Deferred tax assets before valuation allowance	3,312	1,651
Valuation allowance	(3,312)	(1,651)
Deferred tax